UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23241

AllianzGI Convertible & Income 2024 Target Term Fund

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Scott Whisten

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3367

Date of fiscal year end: February 28

Date of reporting period: November 30, 2018

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Convertible & Income 2024 Target Term Fund

November 30, 2018 (unaudited)

Principal Amount (000s)		Value*
CONVERTIBLE BONDS & NOTES—57.8%
	Auto Manufacturers—0.6%
$1,000	Navistar International Corp., 4.75%, 4/15/19 (i)	$1,000,011

	Biotechnology—2.2%
2,000	Acorda Therapeutics, Inc., 1.75%, 6/15/21	1,701,372
1,000	Intercept Pharmaceuticals, Inc., 3.25%, 7/1/23 (i)	962,286
1,040	PTC Therapeutics, Inc., 3.00%, 8/15/22	1,054,302

		3,717,960

	Building Materials—1.4%
3,000	Patrick Industries, Inc., 1.00%, 2/1/23 (a)(c)(g)	2,432,478

	Commercial Services—2.1%
1,500	Cardtronics, Inc., 1.00%, 12/1/20	1,459,940
2,500	Macquarie Infrastructure Corp., 2.00%, 10/1/23	2,168,750

		3,628,690

	Computers—1.1%
2,250	Western Digital Corp., 1.50%, 2/1/24 (a)(c)	1,874,756

	Distribution/Wholesale—1.2%
2,000	Titan Machinery, Inc., 3.75%, 5/1/19	1,984,948

	Diversified Financial Services—2.6%
2,000	Encore Capital Europe Finance Ltd., 4.50%, 9/1/23 (g)	1,748,166
3,000	PRA Group, Inc., 3.00%, 8/1/20	2,824,089

		4,572,255

	Electrical Equipment—1.5%
3,215	SunPower Corp., 4.00%, 1/15/23 (i)	2,645,299

	Electronics—1.6%
3,000	OSI Systems, Inc., 1.25%, 9/1/22 (i)	2,785,116

	Energy-Alternate Sources—4.4%
2,000	Green Plains, Inc., 4.125%, 9/1/22 (g)	1,858,960
500	NextEra Energy Partners L.P., 1.50%, 9/15/20 (a)(c)	492,548
3,000	Pattern Energy Group, Inc., 4.00%, 7/15/20 (i)	2,972,772
2,500	Tesla Energy Operations, Inc., 1.625%, 11/1/19 (i)	2,351,292

		7,675,572

	Engineering & Construction—1.7%
1,000	Dycom Industries, Inc., 0.75%, 9/15/21 (i)	993,293
2,000	Tutor Perini Corp., 2.875%, 6/15/21	1,922,500

		2,915,793

	Entertainment—0.9%
1,500	Live Nation Entertainment, Inc., 2.50%, 3/15/23 (a)(c)(i)	1,605,197

	Equity Real Estate Investment Trusts (REITs)—5.8%
3,000	PennyMac Corp., 5.375%, 5/1/20	2,980,797
2,850	Starwood Property Trust, Inc., 4.375%, 4/1/23 (i)	2,852,770
2,750	Two Harbors Investment Corp., 6.25%, 1/15/22	2,775,605
1,500	Western Asset Mortgage Capital Corp., 6.75%, 10/1/22	1,461,195

		10,070,367

	Insurance—1.5%
2,500	HCI Group, Inc., 4.25%, 3/1/37 (a)	2,620,000

	Internet—3.9%
3,000	FireEye, Inc., 1.625%, 6/1/35, Ser. B	2,760,357
1,500	Twitter, Inc., 1.00%, 9/15/21	1,377,615
3,000	Zillow Group, Inc., 1.50%, 7/1/23	2,664,684

		6,802,656

	Investment Companies—5.0%
2,900	Goldman Sachs BDC, Inc., 4.50%, 4/1/22 (g)	2,788,399
3,000	Prospect Capital Corp., 4.95%, 7/15/22	2,905,656
3,000	TPG Specialty Lending, Inc., 4.50%, 8/1/22	3,019,911

		8,713,966

Schedule of Investments

AllianzGI Convertible & Income 2024 Target Term Fund

November 30, 2018 (unaudited) (continued)

Principal Amount (000s)		Value*
	Media—1.5%
$3,000	DISH Network Corp., 2.375%, 3/15/24 (i)	$2,504,844

	Oil, Gas & Consumable Fuels—4.1%
1,500	Ensco Jersey Finance Ltd., 3.00%, 1/31/24 (i)	1,186,430
2,000	Helix Energy Solutions Group, Inc., 4.25%, 5/1/22	2,035,200
3,425	Nabors Industries, Inc., 0.75%, 1/15/24 (i)	2,292,609
1,650	PDC Energy, Inc., 1.125%, 9/15/21 (g)	1,525,075

		7,039,314

	Pharmaceuticals—3.7%
2,000	Dermira, Inc., 3.00%, 5/15/22 (g)	1,664,012
3,250	Horizon Pharma Investment Ltd., 2.50%, 3/15/22	3,247,338
1,000	Jazz Investments I Ltd., 1.50%, 8/15/24 (i)	972,458
500	Pacira Pharmaceuticals, Inc., 2.375%, 4/1/22 (i)	524,015

		6,407,823

	Retail—0.5%
1,000	RH, zero coupon, 6/15/23 (a)(c)(i)	885,394

	Semiconductors—3.8%
1,000	Cree, Inc., 0.875%, 9/1/23 (a)(c)	984,816
1,000	Cypress Semiconductor Corp., 2.00%, 2/1/23	968,000
2,000	Inphi Corp., 0.75%, 9/1/21	1,980,000
1,750	Synaptics, Inc., 0.50%, 6/15/22 (i)	1,547,847
1,300	Veeco Instruments, Inc., 2.70%, 1/15/23 (i)	1,023,846

		6,504,509

	Software—3.2%
3,500	Avaya Holdings Corp., 2.25%, 6/15/23 (a)(c)	3,043,344
1,500	DocuSign, Inc., 0.50%, 9/15/23 (a)(c)(i)	1,406,381
1,000	Envestnet, Inc., 1.75%, 6/1/23 (a)(c)	1,050,603

		5,500,328

	Telecommunications—0.4%
750	GDS Holdings Ltd., 2.00%, 6/1/25 (a)(c)(i)	618,541

	Transportation—3.1%
2,000	Air Transport Services Group, Inc., 1.125%, 10/15/24 (g)(i)	1,747,210
3,000	Echo Global Logistics, Inc., 2.50%, 5/1/20	3,001,875
750	Teekay Corp., 5.00%, 1/15/23 (a)(c)	599,525

		5,348,610

	Total Convertible Bonds & Notes (cost-$103,355,781)	99,854,427

CORPORATE BONDS & NOTES—53.6%
	Aerospace & Defense—1.8%
1,000	KLX, Inc., 5.875%, 12/1/22 (a)(c)(i)	1,029,625
2,000	TransDigm, Inc., 6.50%, 7/15/24 (i)	2,010,000

		3,039,625

	Auto Components—1.3%
1,227	American Axle & Manufacturing, Inc., 6.625%, 10/15/22 (i)	1,227,000
1,000	Goodyear Tire & Rubber Co., 5.125%, 11/15/23 (i)	991,250

		2,218,250

	Building Materials—0.8%
1,500	Builders FirstSource, Inc., 5.625%, 9/1/24 (a)(c)	1,383,750

	Chemicals—1.8%
1,500	Chemours Co., 6.625%, 5/15/23 (i)	1,526,250
1,500	Platform Specialty Products Corp., 6.50%, 2/1/22 (a)(c)(i)	1,533,750

		3,060,000

	Commercial Services—0.4%
670	Laureate Education, Inc., 8.25%, 5/1/25 (a)(c)	718,575

	Computers—0.9%
1,500	Dell International LLC, 7.125%, 6/15/24 (a)(c)(i)	1,573,409

Schedule of Investments

AllianzGI Convertible & Income 2024 Target Term Fund

November 30, 2018 (unaudited) (continued)

Principal Amount (000s)		Value*
	Distribution/Wholesale—0.9%
$1,500	Univar USA, Inc., 6.75%, 7/15/23 (a)(c)(i)	$1,500,000

	Diversified Financial Services—4.1%
2,000	Community Choice Financial Issuer LLC, 9.00%, 9/6/20 (a)(c)	1,999,070
2,000	Community Choice Financial, Inc., 10.75%, 5/1/19 (e)(f)	920,000
2,000	Navient Corp., 7.25%, 9/25/23 (i)	2,017,500
2,000	Springleaf Finance Corp., 8.25%, 10/1/23 (i)	2,110,000

		7,046,570

	Electric Utilities—0.9%
1,500	NRG Energy, Inc., 6.25%, 5/1/24 (i)	1,539,375

	Engineering & Construction—0.9%
1,500	AECOM, 5.875%, 10/15/24 (i)	1,511,250

	Entertainment—0.9%
1,500	Cedar Fair L.P., 5.375%, 6/1/24 (g)	1,500,000

	Healthcare-Services—3.8%
1,500	DaVita, Inc., 5.125%, 7/15/24 (i)	1,447,500
1,500	Encompass Health Corp., 5.75%, 11/1/24 (i)	1,507,500
1,500	HCA, Inc., 7.50%, 2/15/22 (g)(i)	1,623,750
2,000	Tenet Healthcare Corp., 8.125%, 4/1/22 (i)	2,080,000

		6,658,750

	Home Builders—0.9%
1,500	Lennar Corp., 5.875%, 11/15/24	1,509,375

	Internet—0.9%
1,500	Netflix, Inc., 5.875%, 2/15/25 (i)	1,533,750

	Iron/Steel—0.9%
1,500	AK Steel Corp., 7.50%, 7/15/23	1,518,750

	Lodging—0.8%
1,500	Wynn Las Vegas LLC, 5.50%, 3/1/25 (a)(c)(i)	1,432,500

	Machinery-Construction & Mining—1.1%
2,000	Terex Corp., 5.625%, 2/1/25 (a)(c)	1,843,100

	Media—5.2%
1,500	CCO Holdings LLC, 5.75%, 1/15/24 (i)	1,511,250
1,500	Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22, Ser. B (i)	1,530,450
1,500	CSC Holdings LLC, 6.75%, 11/15/21 (g)(i)	1,575,000
	DISH DBS Corp.,
2,000	5.875%, 7/15/22 (i)	1,915,000
1,000	6.75%, 6/1/21	1,018,750
1,500	Nexstar Broadcasting, Inc., 5.625%, 8/1/24 (a)(c)(i)	1,451,250

		9,001,700

	Mining—4.1%
1,500	Alcoa Nederland Holding BV, 6.75%, 9/30/24 (a)(c)(i)	1,556,250
2,000	Constellium NV, 6.625%, 3/1/25 (a)(c)(i)	1,920,000
2,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (a)(c)(i)	1,995,000
1,500	Joseph T. Ryerson & Son, Inc., 11.00%, 5/15/22 (a)(c)	1,601,250

		7,072,500

	Miscellaneous Manufacturing—1.0%
2,000	Koppers, Inc., 6.00%, 2/15/25 (a)(c)(i)	1,800,000

	Oil, Gas & Consumable Fuels—6.3%
2,000	Callon Petroleum Co., 6.125%, 10/1/24 (i)	1,940,000
1,500	Calumet Specialty Products Partners L.P., 6.50%, 4/15/21 (i)	1,351,875
1,500	Carrizo Oil & Gas, Inc., 6.25%, 4/15/23 (i)	1,436,250
1,500	Chesapeake Energy Corp., 8.00%, 1/15/25 (i)	1,449,375
1,500	Continental Resources, Inc., 5.00%, 9/15/22 (i)	1,504,078
1,535	CVR Refining LLC, 6.50%, 11/1/22	1,527,325
280	Noble Holding International Ltd., 7.75%, 1/15/24 (i)	246,050
1,500	Oasis Petroleum, Inc., 6.875%, 3/15/22 (i)	1,486,875

		10,941,828

	Pharmaceuticals—1.1%
2,000	Horizon Pharma USA, Inc., 6.625%, 5/1/23 (i)	1,995,000

Schedule of Investments

AllianzGI Convertible & Income 2024 Target Term Fund

November 30, 2018 (unaudited) (continued)

Principal Amount (000s)		Value*
	Real Estate—2.1%
$2,000	Kennedy-Wilson, Inc., 5.875%, 4/1/24	$1,907,280
1,950	Uniti Group L.P., 8.25%, 10/15/23	1,815,938

		3,723,218

	Retail—1.2%
2,000	Conn’s, Inc., 7.25%, 7/15/22 (i)	1,965,000
85	Men’s Wearhouse, Inc., 7.00%, 7/1/22 (i)	86,806

		2,051,806

	Semiconductors—0.9%
1,515	Advanced Micro Devices, Inc., 7.00%, 7/1/24 (g)(i)	1,600,219

	Software—2.2%
1,500	Camelot Finance S.A., 7.875%, 10/15/24 (a)(c)(i)	1,488,750
1,500	First Data Corp., 7.00%, 12/1/23 (a)(c)(i)	1,552,500
1,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (a)(c)(i)	850,000

		3,891,250

	Telecommunications—5.7%
2,000	CenturyLink, Inc., 7.50%, 4/1/24, Ser. Y (i)	2,057,500
1,500	Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)(c)(i)	1,322,813
2,000	Consolidated Communications, Inc., 6.50%, 10/1/22 (i)	1,875,000
1,000	GTT Communications, Inc., 7.875%, 12/31/24 (a)(c)(i)	922,500
1,500	Hughes Satellite Systems Corp., 7.625%, 6/15/21	1,572,675
2,000	Sprint Corp., 7.125%, 6/15/24 (i)	2,035,000

		9,785,488

	Transportation—0.7%
1,125	XPO Logistics, Inc., 6.50%, 6/15/22 (a)(c)(g)(i)	1,148,906

	Total Corporate Bonds & Notes (cost-$98,023,125)	92,598,944

	SENIOR LOANS (a)(b)—24.6%
	Aerospace & Defense—0.5%
836	Engility Corporation, 1 mo. LIBOR + 2.750%, 5.095%, 8/12/23, Term Loan B2	837,870

	Automobiles—0.5%
	Winnebago Industries, Inc., 11/8/23, 2017 Term Loan B
317	1 mo. LIBOR + 3.500%, 5.817%	313,336
599	3 mo. LIBOR + 3.500%, 5.827%	591,858

		905,194

	Chemicals—0.5%
962	PQ Corporation, 3 mo. LIBOR + 2.500%, 5.027%, 2/8/25, 2018 Term Loan B	952,001

	Commercial Services & Supplies—0.5%
948	Advanced Disposal Services, Inc., 1 Week LIBOR + 2.250%, 4.475%, 11/10/23, Term Loan B3	940,456

	Communications Equipment—0.6%
1,000	Plantronics, Inc., 1 mo. LIBOR + 2.500%, 4.845%, 7/2/25, 2018 Term Loan B	986,500

	Diversified Consumer Services—0.7%
776	Laureate Education, Inc., 3 mo. LIBOR + 3.500%, 6.027%, 4/26/24, 2017 Term Loan B	775,449
396	ServiceMaster Company, 1 mo. LIBOR + 2.500%, 4.845%, 11/8/23, 2016 Term Loan B	395,619

		1,171,068

	Electrical Equipment—0.6%
997	Gates Global LLC, 1 mo. LIBOR + 2.750%, 5.095%, 4/1/24, 2017 USD Repriced Term Loan B	982,145

	Entertainment—0.6%
998	Stars Group Holdings B.V., 3 mo. LIBOR + 3.500%, 5.886%, 7/10/25, 2018 USD Incremental Term Loan	995,540

	Food & Staples Retailing—0.6%
987	US Foods, Inc., 1 mo. LIBOR + 2.000%, 4.345%, 6/27/23, 2016 Term Loan B	977,959

	Healthcare-Products—0.9%
692	Greatbatch Ltd., 1 mo. LIBOR + 3.000%, 5.320%, 10/27/22, 2017 1st Lien Term Loan B	691,742
990	Ortho-Clinical Diagnostics SA, 3 mo. LIBOR + 3.250%, 5.576%, 6/30/25, 2018 Term Loan B	967,106

		1,658,848

	Hotels, Restaurants & Leisure—4.5%
990	1011778 B.C. Unlimited Liability Company, 1 mo. LIBOR + 2.250%, 4.595%, 2/16/24, Term Loan B3	972,357
997	AP Gaming I, LLC, 1 mo. LIBOR + 3.500%, 2/15/24, 2018 Incremental Term Loan (d)	998,098
917	Boyd Gaming Corporation, 1 Week LIBOR + 2.250%, 4.485%, 9/15/23, Term Loan B3	902,389
993	Golden Entertainment, Inc., 1 mo. LIBOR + 3.000%, 5.350%, 10/20/24, 2017 1st Lien Term Loan	983,816
988	Playa Resorts Holding B.V., 1 mo. LIBOR + 2.750%, 5.090%, 4/5/24, 2017 Term Loan B	957,165
	Scientific Games International, Inc, 8/14/24, 2018 Term Loan B5
194	1 mo. LIBOR + 2.750%, 5.095%	188,879
799	2 mo. LIBOR + 2.750%, 5.245%	779,173
1,000	SeaWorld Parks & Entertainment, Inc., 1 mo. LIBOR + 3.000%, 3/31/24, Term Loan B5 (d)	987,000
989	Travelport Finance (Luxembourg) S.a.r.l., 3 mo. LIBOR + 2.500%, 5.116%, 3/17/25, 2018 Term Loan B	972,285

		7,741,162

Schedule of Investments

AllianzGI Convertible & Income 2024 Target Term Fund

November 30. 2018 (unaudited) (continued)

Principal Amount (000s)		Value*
	Internet—1.1%
$ 988	Everi Payments, Inc., 1 mo. LIBOR + 3.000%, 5.345%, 5/9/24, Term Loan B	$985,184
997	Go Daddy Operating Company, LLC, 1 mo. LIBOR + 2.250%, 4.595%, 2/15/24, 2017 Repriced Term Loan	988,375

		1,973,559

	Internet Software & Services—1.7%
747	Blucora, Inc., 1 mo. LIBOR + 3.000%, 5.345%, 5/22/24, 2017 Term Loan B	744,760
	EIG Investors Corp., 3 mo. LIBOR + 3.750%, 2/9/23, 2018 1st Lien Term Loan
23	6.072%	22,869
1,147	6.441%	1,143,432
1,000	Match Group Inc., 1 mo. LIBOR + 2.500%, 4.806%, 11/16/22, 2017 Term Loan B	1,001,250

		2,912,311

	IT Services—0.5%
923	First Data Corporation, 1 mo. LIBOR + 2.000%, 4.315%, 4/26/24, 2024 USD Term Loan	907,550

	Leisure Time—0.6%
997	Sabre GLBL, Inc., 1 mo. LIBOR + 2.000%, 4.345%, 2/22/24, 2018 Term Loan B	983,772

	Machinery—1.0%
798	Gardner Denver, Inc., 1 mo. LIBOR + 2.750%, 5.095%, 7/30/24, 2017 USD Term Loan B	794,865
993	Harsco Corporation, 1 mo. LIBOR + 2.250%, 4.625%, 12/6/24, 2017 Term Loan B1	986,923

		1,781,788

	Media—2.7%
932	Gray Television, Inc., 1 mo. LIBOR + 2.250%, 4.568%, 2/7/24, 2017 Term Loan B	924,074
995	Lions Gate Capital Holdings LLC, 1 mo. LIBOR + 2.250%, 4.595%, 3/24/25, 2018 Term Loan B	985,050
875	Meredith Corporation, 1 mo. LIBOR + 3.000%, 5.095%, 1/31/25, 2018 Term Loan B	871,683
1,000	Sinclair Television Group Inc., 1 mo. LIBOR + 2.250%, 1/3/24, Term Loan B2 (d)	990,250
1,000	WideOpenWest Finance LLC, 1 mo. LIBOR + 3.250%, 5.553%, 8/18/23, 2017 Term Loan B	951,750

		4,722,807

	Oil, Gas & Consumable Fuels—0.6%
1,000	Energy Transfer Equity, L.P., 1 mo. LIBOR + 2.000%, 2/2/24, 2017 USD Term Loan B (d)	997,190

	Pharmaceuticals—1.6%
997	Endo International PLC, 1 mo. LIBOR + 4.250%, 6.625%, 4/24/24, 2017 Term Loan B	995,400
1,000	HLF Financing S.a r.l., 1 mo. LIBOR + 3.250%, 5.595%, 8/18/25, 2018 Term Loan B	999,250
907	Lannett Company, Inc., 1 mo. LIBOR + 5.375%, 7.720%, 11/25/22, Term Loan B	740,550

		2,735,200

	Road & Rail—0.5%
868	YRC Worldwide, Inc., 1 mo. LIBOR + 8.500%, 10.845%, 7/24/22, 2017 Term Loan	867,686

	Specialty Retail—2.6%
995	At Home Holding III Inc., 3 mo. LIBOR + 3.500%, 6.027%, 6/3/22, Term Loan	987,384
861	Burlington Coat Factory Warehouse Corporation, 1 mo. LIBOR + 2.000%, 4.310%, 11/17/24, 2017 Term Loan B5	858,560
993	Men’s Wearhouse, Inc., 1 mo. LIBOR + 3.250%, 5.549%, 4/9/25, 2018 Term Loan B2	987,537
639	National Vision, Inc., 1 mo. LIBOR + 2.500%, 4.845%, 11/20/24, 2017 Repriced Term Loan	636,528
996	Party City Holdings Inc., 1 mo. LIBOR + 2.500%, 8/19/22, 2018 Term Loan B (d)	988,008

		4,458,017

	Telecommunications—0.6%
998	SBA Senior Finance II LLC, 1 mo. LIBOR + 2.000%, 4.350%, 4/11/25, 2018 Term Loan B	988,303

	Textiles, Apparel & Luxury Goods—0.6%
	G-III Apparel Group, Ltd., 1 mo. LIBOR + 5.250%, 12/1/22, Term Loan B
282	7.563%	284,729
846	7.568%	854,186

		1,138,915

	Total Senior Loans (cost-$43,278,965)	42,615,841

	Repurchase Agreements—6.3%
10,944	State Street Bank and Trust Co., dated 11/30/18, 0.42%, due 12/3/18, proceeds $10,944,383; collateralized by U.S. Treasury Bonds, 3.00%, due 11/15/44, valued at $11,164,123 including accrued interest (cost-$10,944,000)	10,944,000

	Total Investments (cost-$255,601,871) (h)-142.3%	246,013,212

	Liabilities in excess of other assets-(42.3)%	(73,112,916)
	Net Assets-100.0%	$172,900,296

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $90,852,422, representing 52.5% of net assets.

(b)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on November 30, 2018.

(c)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $45,616,581, representing 26.4% of net assets.

(d)	When-issued or delayed-delivery. To be settled/delivered after November 30, 2018.

(e)	Fair-Valued—Security with a value of $920,000, representing 0.5% of net assets.

(f)	Level 3 security.

(g)	All or partial amount segregated for the benefit of the counterparty as collateral for liquidity facility.

(h)

At November 30, 2018, the cost basis of portfolio securities for federal income tax purposes was $256,556,678. Gross unrealized appreciation was $1,352,043; gross unrealized depreciation was $11,895,509; and net unrealized depreciation was $10,543,466. The difference between book and tax cost was attributable to the differing treatment of bond premium amortization.

(i)

Security, or portion of security, is on loan. The aggregate value of securities on loan is $61,699,695; cash collateral (included in liabilities) of $63,121,360 was received through a liquidity facility.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended November 30, 2018 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans—Senior Loans generally are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at November 30, 2018 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 11/30/18
Investments in Securities—Assets
Convertible Bonds & Notes	—	$99,854,427	—	$99,854,427
Corporate Bonds & Notes:
Diversified Financial Services	—	6,126,570	$920,000	7,046,570
All Other	—	85,552,374	—	85,552,374
Senior Loans	—	42,615,841	—	42,615,841
Repurchase Agreements	—	10,944,000	—	10,944,000

Totals	—	$245,093,212	$920,000	$246,013,212

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended November 30, 2018, was as follows:

	Beginning Balance 2/28/18	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3	Ending Balance 11/30/18
Investments in Securities—Assets
Corporate Bonds & Notes:
Diversified Financial Services	$—	$—	$—	$—	$—	$—	$920,000	$—	$920,000

The table above includes Level 3 investments that are valued by brokers or independent pricing services.

*

At November 30, 2018, a security valued at $920,000 was transferred from Level 2 to Level 3. The transfer resulted from the lack of a current evaluated price from an independent pricing service at November 30, 2018 for the securities.

The net change in unrealized appreciation/depreciation of Level 3 investments held at November 30, 2018 was $(985,000).

Glossary:

LIBOR - London Inter-Bank Offered Rate

REIT - Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “ Act”) (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached here to as Exhibit 99_CERT:

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Convertible & Income 2024 Target Term Fund

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: January 24, 2019

By	/s/ Scott Whisten
Scott Whisten
Treasurer, Principal Financial & Accounting Officer

Date: January 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: January 24, 2019

By	/s/ Scott Whisten
Scott Whisten
Treasurer, Principal Financial & Accounting Officer

Date: January 24, 2019